Identified Intangible Assets - Schedule of Estimated Amortization Expense for Software (Detail) (Software [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Software [Member]
Schedule Of Estimated Future Amortization Expense [Line Items]
2015	$ 28
2016	21
2017	16
2018	0
2019	$ 0